Subsequent Events - Additional Information (Detail) (Federal Home Loan Bank Advances, USD $)	Feb. 04, 2013
Federal Home Loan Bank Advances
Subsequent Event [Line Items]
Federal funds, line of credit value terminated	$ 5,000,000